Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 341,029	$ 262,735	$ 149,739
Betting Technology, Content and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	209,251	177,201	110,618
Sports Technology and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	49,080	37,222	16,066
Media Technology, Content and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	82,698	48,312	23,055
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue	184,128	175,731	119,393
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue	132,924	69,278	20,419
Rest of the World [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 23,977	$ 17,726	$ 9,927